Significant Accounting Policies - Other Noncurrent Assets (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) bbl	Mar. 31, 2017 USD ($) bbl
Other Assets, Noncurrent [Abstract]
Loan receivable	$ 29,463	$ 40,684
Line fill	34,897	30,628
Tank bottoms	42,044	42,044
Minimum shipping fees - pipeline commitments	88,757	67,996
Other	49,878	57,068
Total	$ 245,039	$ 238,420
Number of barrels of refined product | bbl	366,212	366,212
Crude oil
Number of barrels of product | bbl	360,425	427,193
Propane sales
Number of barrels of product | bbl	262,000
Customer contracts | Contract No. 1
Pipeline commitments, period to recover amount	2 years 30 days
Customer contracts | Contract No. 2
Pipeline commitments, period to recover amount	2 years 6 months
Crude oil logistics
Number of contracts	2